Supplemental Information (Postretirement Benefit Plans - Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Principal pension plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2016	$ 3,395
2017	3,485
2018	3,610
2019	3,705
2020	3,785
2021-2025	20,145
Other pension plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2016	855
2017	870
2018	875
2019	885
2020	905
2021-2025	4,835
Principal retiree benefit plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2016	625
2017	600
2018	590
2019	575
2020	560
2021-2025	$ 2,500